Risk/Return Summary - VIPDisciplinedSmallCapPortfolio-InitialServiceService2PRO - VIPDisciplinedSmallCapPortfolio-InitialServiceService2PRO - VIP Disciplined Small Cap Portfolio	Apr. 30, 2025
Risk Lose Money [Text]
Prospectus Line Items
Risk Text Block	You could lose money by investing in the fund.
GrowthInvestingMember
Prospectus Line Items
Risk Text Block	"Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
IssuerSpecificChangesMember
Prospectus Line Items
Risk Text Block	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
StockMarketVolatilityMember
Prospectus Line Items
Risk Text Block	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
SmallCapInvestingMember
Prospectus Line Items
Risk Text Block	Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
QuantitativeInvestingMember
Prospectus Line Items
Risk Text Block	Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
ValueInvestingMember
Prospectus Line Items
Risk Text Block	"Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.